Related Party Transactions - Revenue Recognized From Related Party Transactions With Investees (Detail) - Related Party ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Related Party A
Revenue:
Revenue	¥ 351	$ 50	¥ 393	¥ 540
Related Party B
Revenue:
Revenue	979	140	919	924
Related Party D
Revenue:
Revenue	0	0	523	338
Other Investees
Revenue:
Revenue	777	111	893	897
Related Party Investees
Revenue:
Revenue	¥ 2,107	$ 301	¥ 2,728	¥ 2,699